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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 03-31-2008


Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Otter Creek Management, Inc.
          -----------------------------------
Address:  222 Lakeview Ave.
          -----------------------------------
          Suite 1130
          -----------------------------------
          West Palm Beach, FL 33401
          -----------------------------------


Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill, Jr.
       -----------------------------
Title: CFO
       -----------------------------
Phone: 561-832-4110
       -----------------------------
Signature, Place and Date of Signing:


/s/ Joseph W. O'Neill, Jr.        West Palm Beach, FL               5-13-08
--------------------------       ---------------------          ---------------
      [Signature]                   [City, State]                    [Date]

Report Type  (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

     Form 13F File Number                Name

     28-___________________              _______________________________________
     [Repeat as necessary
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                   ----------------
Form 13F Information Table Entry Total:    103
                                        -----------
Form 13F Information Table Value Total:  144,083
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report:

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             13F File Number                 Name

___             28-_________________            _____________________________

[Repeat as necessary]




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PORTFOLIO APPRAISAL
31-Mar-08

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                                            -
Form 13F Information Table Entry Total:                                     103
Form 13F Information Table Value Total:                                 144,083


FORM 13F INFORMATION TABLE



                                                                         SHARES/                                   VOTING AUTHORITY
                                                               VALUE      PRN   SH/    PUT/  INVSTMT    OTHER      ----------------
NAME OF ISSUER              TITLE OF CLASS         CUSIP      (x$1000)    AMT   PRN    CALL  DSCRETN   MANAGERS    SOLE     SHARED
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                  COMMON STOCK         885535104      250    109,200   SH           SOLE                 109,200
ABERDEEN
 ASIA-PACIFIC
 INCOME F                  MUTUAL FUNDS         003009107    1,591    256,678   SH           SOLE                 256,678
ALPHA NATURAL
 RESOURCES                 COMMON STOCK         02076X102      136        167        PUT     SOLE                     167
ALTRIA GROUP INC           COMMON STOCK         02209S103      710     32,000   SH           SOLE                  32,000
AMAZON.COM                 COMMON STOCK         23135106       378        200        PUT     SOLE                     200
AQUILA INC DEL NEW         COMMON STOCK         03840P102    4,469  1,392,332   SH           SOLE               1,392,332
BANKRATE INC               COMMON STOCK         06646V108      147        200        PUT     SOLE                     200
BLACKROCK CORPORATE
 HIGH YIELD                MUTUAL FUNDS         09255P107      439     40,548   SH           SOLE                  40,548
BLACKROCK INC              COMMON STOCK         09247X101      430        100        PUT     SOLE                     100
CALL- CNO 100 @ 10
 EXP 06/21/2008
 CONSECO                   COMMON STOCK         99O9PXWN3      215      1,958           CALL SOLE                   1,958
CARROLS HOLDINGS CORP      COMMON STOCK         14574X104      759     85,000   SH           SOLE                  85,000
CHARLES SCHWAB
 & CO INC                  COMMON STOCK         808513105      120      4,000        PUT     SOLE                   4,000
CHARLES SCHWAB
 & CO INC                  COMMON STOCK         808513105      424      1,400        PUT     SOLE                   1,400
CHARLES SCHWAB
 & CO INC                  COMMON STOCK         808513105       78        500        PUT     SOLE                     500
CHINA LIFE
 INSURANCE CO              COMMON STOCK         16939P106    1,617        700        PUT     SOLE                     700
CHINA LIFE
 INSURANCE CO              COMMON STOCK         16939P106    1,522        400        PUT     SOLE                     400
CHINA LIFE
 INSURANCE CO              COMMON STOCK         16939P106      516        200        PUT     SOLE                     200
CHINA LIFE
 INSURANCE CO              COMMON STOCK         16939P106      362        200        PUT     SOLE                     200
CHINA LIFE
 INSURANCECO ADR           AMERICAN DEPOSITORY
                            RECEIPTS -          16939P106    1,442     27,700   SH           SOLE                  27,700
CKH  9.5 15AUG2013         CORPORATE BONDS      81169PAD3    11591  1,000,000  PRN           SOLE              11,000,000
CLAYMORE / RAYMOND
 JAMES SB-1                MUTUAL FUNDS         183833102    2,559    164,700   SH           SOLE                 164,700
CLEVELAND CLIFFS INC       COMMON STOCK         185896107      429        200        PUT     SOLE                     200
CLEVELAND CLIFFS INC       COMMON STOCK         185896107      159        100        PUT     SOLE                     100
CNO VRN CB 30SEP2035       CONVERTIBLE BONDS    208464BH9     6293  7,605,000  PRN           SOLE               7,605,000
COLONIAL BANCGROUP         COMMON STOCK         195493309      315        300        PUT     SOLE                     300
COMPANHIA SIDERURGICA
 NACIONAL                  AMERICAN DEPOSITORY
                            RECEIPTS            20440W105      163        204        PUT     SOLE                     204
COMPANHIA SIDERURGICA
 NACIONAL                  AMERICAN DEPOSITORY
                            RECEIPTS            20440W105      164        200        PUT     SOLE                     200
CONAGRA FOODS INC          COMMON STOCK         205887102      683     28,500   SH           SOLE                  28,500
CONSECO INC                COMMON STOCK         208464883    1,584    155,300   SH           SOLE                 155,300
CYMI CB 3.5 15FEB2009      CONVERTIBLE BONDS    232572AE7     3671  3,741,000  PRN           SOLE               3,741,000
DEAN FOODS CO NEW          COMMON STOCK         242370104      311     15,500   SH           SOLE                  15,500
DOW CHEMICAL CORP          COMMON STOCK         260543103    3,453     93,700   SH           SOLE                  93,700
DWS GLOBAL COMMODITIES     MUTUAL FUNDS         23338Y100    2,152    128,043   SH           SOLE                 128,043
EMERSON ELECTRIC CO        COMMON STOCK         291011104    1,595     30,986   SH           SOLE                  30,986
F 5.625 01OCT2008          CORPORATE BONDS      345397UA9     2949  3,000,000  PRN           SOLE               3,000,000
FINANCIAL INDS CORP COM    COMMON STOCK         317574101    3,734    574,437   SH           SOLE                 574,437
FLORIDA PUB UTILS CO       COMMON STOCK         341135101      221     19,700   SH           SOLE                  19,700
FLOW INTERNATIONAL
 CORP (FORME               COMMON STOCK         343468104      604     65,002   SH           SOLE                  65,002
FTI CONSULTING INC         COMMON STOCK         302941109      192        150        PUT     SOLE                     150
FTI CONSULTING INC         COMMON STOCK         302941109      117        150        PUT     SOLE                     150
GABELLI DIVID &
 INCOME TR                 MUTUAL FUNDS         36242H104      625     35,100   SH           SOLE                  35,100
GAP INC                    COMMON STOCK         364760108      598     30,400   SH           SOLE                  30,400
GENERAL MOTORS CORP        COMMON STOCK         370442105      166        500        PUT     SOLE                     500
GENERAL MOTORS CORP SR
 A 4.5% CONV PFD           PREFERRED STOCK      370442741    2,413    137,200   SH           SOLE                 137,200
GMAC  7.75 19JAN2010       CORPORATE BONDS      370425RP7     1730  2,000,000  PRN           SOLE               2,000,000
GULF IS FABRICATION INC    COMMON STOCK         402307102    1,149     40,012   SH           SOLE                  40,012
HARRY WINSTON DIAMOND CORP COMMON STOCK         41587B100    1,194     50,000   SH           SOLE                  50,000
HEW CB 2.5 01OCT2010 144A  CONVERTIBLE BONDS    302284AA2      588    600,000  PRN           SOLE                 600,000
HOS VRN CB 15NOV2026 144A  CONVERTIBLE BONDS    440543AD8     2863  2,500,000  PRN           SOLE               2,500,000
INDEPENDENT BANK CORP
 MICHIGAN                  COMMON STOCK         453838104      228     22,000   SH           SOLE                  22,000
INFOCUS CORP               COMMON STOCK         45665B106      707    377,938   SH           SOLE                 377,938
INTEL CORP                 COMMON STOCK         458140100      530     25,000   SH           SOLE                  25,000
INTERACTIVE DATA CORP      COMMON STOCK         45840J107    1,051     36,900   SH           SOLE                  36,900
INTERCNTNTL EXCHANGE       COMMON STOCK         45865V100      597        100        PUT     SOLE                     100
INTERNATIONAL PAPER CO     COMMON STOCK         460146103      549     20,200   SH           SOLE                  20,200
JARDEN CORP                COMMON STOCK         471109108      280        200        PUT     SOLE                     200
KRAFT FOODS INC            COMMON STOCK         50075N104    1,929     62,200   SH           SOLE                  62,200
LANCASTER COLONY CORP      COMMON STOCK         513847103    1,998     50,000   SH           SOLE                  50,000
LANCE INC                  COMMON STOCK         514606102    2,450    125,000   SH           SOLE                 125,000
MB FINANCIAL INC           COMMON STOCK         55264U108      831     27,000   SH           SOLE                  27,000
MBT FINANCIAL CORP         COMMON STOCK         578877102      136     15,863   SH           SOLE                  15,863
MONOGRAM BIOSCIENCES INC   COMMON STOCK         60975U108       64     60,000   SH           SOLE                  60,000
MONROE BANCORP             COMMON STOCK         610313108      621     41,383   SH           SOLE                  41,383
MOTOROLA INC               COMMON STOCK         620076109      465     50,000   SH           SOLE                  50,000
MTG 5.625 15SEP2011        CORPORATE BONDS      552845AG4      837  1,000,000  PRN           SOLE               1,000,000
MUELLER WTR PRODS INC      COMMON STOCK         624758207      276     35,000   SH           SOLE                  35,000

FORM 13F INFORMATION TABLE


                                                                         SHARES/                                 VOTING AUTHORITY
                                                               VALUE      PRN   SH/    PUT/  INVSTMT    OTHER    -----------------
NAME OF ISSUER              TITLE OF CLASS         CUSIP      (x$1000)    AMT   PRN    CALL  DSCRETN   MANAGERS   SOLE    SHARED
----------------------------------------------------------------------------------------------------------------------------------
NABORS INDUSTRIES LTD      COMMON STOCK         G6359F103      311      9,200   SH           SOLE                   9,200
NEW YORK TIMES CO CL A     COMMON STOCK         650111107    2,402    127,210   SH           SOLE                 127,210
NEWFIELD EXPL CO           COMMON STOCK         651290108    1,062     20,100   SH           SOLE                  20,100
NEWMONT MINING CORP        COMMON STOCK         651639106    1,712     37,800   SH           SOLE                  37,800
NOKIA CORP ADR             AMERICAN DEPOSITORY
                            RECEIPTS -          654902204    1,620     50,900   SH           SOLE                  50,900
OLD REP INTL CORP          COMMON STOCK         680223104    3,679    285,000   SH           SOLE                 285,000
OLIN CORP                  COMMON STOCK         680665205      705     35,700   SH           SOLE                  35,700
PATTERSON-UTI ENERGY
 INC (EX P                 COMMON STOCK         703481101      785     30,000   SH           SOLE                  30,000
PENN TREATY AMERN CORP     COMMON STOCK         707874400      109     16,900   SH           SOLE                  16,900
PENTAIR INC                COMMON STOCK         709631105      638     20,000   SH           SOLE                  20,000
PHILIP MORRIS INTL         COMMON STOCK         718172109    1,619     32,000   SH           SOLE                  32,000
PLA CB 3 15MAR2025         CONVERTIBLE BONDS    728117AB8     1725  2,000,000  PRN           SOLE               2,000,000
PLAYBOY ENTERPRISES
 INC CL B                  COMMON STOCK         728117300      833    100,000   SH           SOLE                 100,000
POTLATCH HOLDINGS
 INC COM                   COMMON STOCK         737630103    2,270     55,000   SH           SOLE                  55,000
PRIVATE BANCORP            COMMON STOCK         742962103       95        160        PUT     SOLE                     160
PROGRESS ENERGY INC        COMMON STOCK         743263AA3      111    337,000   SH           SOLE                 337,000
PUTNAM PREMIER INCOME TR   MUTUAL FUNDS         746853100       72     11,850   SH           SOLE                  11,850
RESEARCH IN MOTION INC     COMMON STOCK         760975102      293        200        PUT     SOLE                     200
SANDISK CORP               COMMON STOCK         80004C101    1,038     46,000   SH           SOLE                  46,000
SLMA  4 15JAN2009          CORPORATE BONDS      78442FBK3      459    510,000  PRN           SOLE                 510,000
SLMA FRN  14APR2008 144A   CORPORATE BONDS      78490HAK1    1,999  2,000,000  PRN           SOLE               2,000,000
SNDK CB 1 15MAY2013        CONVERTIBLE BONDS    80004CAC5     5093  7,000,000  PRN           SOLE               7,000,000
SOUTHWEST GAS CORP         COMMON STOCK         844895102    2,195     78,490   SH           SOLE                  78,490
STREETTRACKS GOLD TRUST    COMMON STOCK         863307104    3,201     35,400   SH           SOLE                  35,400
STRYKER CORP COM           COMMON STOCK         863667101    1,327     20,400   SH           SOLE                  20,400
SUN MICROSYSTEMS INC       COMMON STOCK         866810203      789     50,800   SH           SOLE                  50,800
SWISS HELVETIA FD INC      MUTUAL FUNDS         870875101      386     23,790   SH           SOLE                  23,790
TAST  9 15JAN2013          CORPORATE BONDS      145749AC1     5153  5,790,000  PRN           SOLE               5,790,000
TIME WARNER INC            COMMON STOCK         887317105    1,402    100,000   SH           SOLE                 100,000
TRI CONTL CORP             MUTUAL FUNDS         895436103    5,118    293,800   SH           SOLE                 293,800
TRIMBLE NAVIGATION LTD     COMMON STOCK         896239100    1,309     45,800   SH           SOLE                  45,800
TYSON FOODS INC CL A       COMMON STOCK         902494103      638     40,000   SH           SOLE                  40,000
UNITED TECHNOLOGIES CORP   COMMON STOCK         913017109      902     13,100   SH           SOLE                  13,100
VALERO ENERGY CORP         COMMON STOCK         91913Y100    2,907     59,200   SH           SOLE                  59,200
WABCO HOLDINGS INC         COMMON STOCK         92927K102    1,597     35,000   SH           SOLE                  35,000
WEYERHAEUSER CO            COMMON STOCK         962166104    2,276     35,000   SH           SOLE                  35,000
ZIMMER HOLDINGS INC        COMMON STOCK         98956P102    2,834     36,400   SH           SOLE                  36,400





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